FINANCIAL INSTRUMENTS - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	£ 10,632	£ 7,001
Loans and advances to customers	454,899	448,567
Asset-backed securities:
Total debt instruments held	9,926	6,835
Total held at fair value through profit or loss	180,609	206,771
Total financial assets at fair value through other comprehensive income	23,154	28,137
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	3,345	4,170
Loans and advances to customers	21,527	25,368
Debt securities:
Government securities	10,057	17,680
Other public sector securities	2,516	2,731
Bank and building society certificates of deposit	7,133	6,297
Asset-backed securities:
Mortgage-backed securities	235	433
Other asset-backed securities	185	275
Corporate and other debt securities	17,921	19,802
Total debt instruments held	38,047	47,218
Treasury and other bills	62	19
Contracts held with reinsurers	10,906	12,371
Equity shares	106,722	117,625
Total held at fair value through profit or loss	180,609	206,771
Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities	235	433
Other asset-backed securities	185	275
Corporate and other debt securities	17,921
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	11,211	14,613
Asset-backed securities:
Corporate and other debt securities	11,514	13,134
Total debt instruments held	22,871	27,817
Treasury and other bills	0	85
Equity shares	283	235
Total financial assets at fair value through other comprehensive income	23,154	28,137
Financial assets at fair value through other comprehensive income | Asset-backed securities
Debt securities:
Asset-backed securities	146	70
Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	203,763	234,908
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Asset-backed securities:
Total debt instruments held	167	0
Total held at fair value through profit or loss	115,292	133,569
Level 1 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Debt securities:
Government securities	10,050	17,668
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Asset-backed securities:
Corporate and other debt securities		0
Total debt instruments held	10,127	17,668
Treasury and other bills	62	19
Contracts held with reinsurers	0	0
Equity shares	105,103	115,882
Level 1 £m | Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	0	0
Corporate and other debt securities	77
Level 1 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	10,854	14,613
Asset-backed securities:
Corporate and other debt securities	536	644
Total debt instruments held	11,390	15,257
Treasury and other bills	0	85
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	11,390	15,342
Level 1 £m | Financial assets at fair value through other comprehensive income | Asset-backed securities
Debt securities:
Asset-backed securities	0	0
Level 1 £m | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	126,682	148,911
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Asset-backed securities:
Total debt instruments held	9,647	6,739
Level 2 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	3,345	4,170
Loans and advances to customers	13,644	15,575
Debt securities:
Government securities	7	12
Other public sector securities	2,516	2,731
Bank and building society certificates of deposit	7,133	6,297
Asset-backed securities:
Corporate and other debt securities		18,123
Total debt instruments held	26,118	27,773
Treasury and other bills	0	0
Contracts held with reinsurers	10,906	12,371
Equity shares	0	0
Total held at fair value through profit or loss	54,013	59,889
Level 2 £m | Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities	235	433
Other asset-backed securities	122	177
Corporate and other debt securities	16,105
Level 2 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	357	0
Asset-backed securities:
Corporate and other debt securities	10,978	12,490
Total debt instruments held	11,422	12,490
Treasury and other bills	0	0
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	11,422	12,490
Level 2 £m | Financial assets at fair value through other comprehensive income | Asset-backed securities
Debt securities:
Asset-backed securities	87	0
Level 2 £m | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	65,435	72,379
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	10,632	6,997
Loans and advances to customers	450,071	451,772
Asset-backed securities:
Total debt instruments held	116	137
Level 3 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	7,883	9,793
Debt securities:
Government securities	0	0
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Asset-backed securities:
Corporate and other debt securities		1,679
Total debt instruments held	1,802	1,777
Treasury and other bills	0	0
Contracts held with reinsurers	0	0
Equity shares	1,619	1,743
Total held at fair value through profit or loss	11,304	13,313
Level 3 £m | Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities	0	0
Other asset-backed securities	63	98
Corporate and other debt securities	1,739
Level 3 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	0	0
Asset-backed securities:
Corporate and other debt securities	0	0
Total debt instruments held	59	70
Treasury and other bills	0	0
Equity shares	283	235
Total financial assets at fair value through other comprehensive income	342	305
Level 3 £m | Financial assets at fair value through other comprehensive income | Asset-backed securities
Debt securities:
Asset-backed securities	59	70
Level 3 £m | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives	£ 11,646	£ 13,618